Income Taxes - Reconciliation of Income Tax Expense Computed by Applying our Bermuda Statutory Rate and Reported Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Tax at Bermuda statutory rate	$ 0	$ 0	$ 0
Foreign income taxes at different rates	(18,630)	(17,540)	(28,188)
Tax contingencies	(206)	(5)	11,184
Return to provision adjustments	2,014	2,961	(1,397)
Benefit (expense) from change in tax rate	(14)	117	7,659
Valuation allowance	35,699
Tax benefit connection with the reversal of substantially all of valuation allowance on net operating loss carryforwards	35,700
Income tax benefit (expense)	$ 18,863	$ (14,467)	$ (10,742)